================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21878

                 Oppenheimer Rochester Maryland Municipal Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
              (Address of principal executive offices)  (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
           ---------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: March 31

                      Date of reporting period: 06/30/2011

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS JUNE 30, 2011 (UNAUDITED)

    Principal
     Amount                                                                                 Coupon          Maturity         Value
------------------------------------------------------------------------------------------------------------------------------------
Municipal Bonds and Notes-114.4%
Maryland-57.9%
$   20,000  Anne Arundel County, MD Solid Waste                                             5.300%         09/01/2011    $    20,077
------------------------------------------------------------------------------------------------------------------------------------
    40,000  Anne Arundel County, MD Solid Waste                                             5.400          09/01/2013         40,126
------------------------------------------------------------------------------------------------------------------------------------
    25,000  Anne Arundel County, MD Solid Waste(1)                                          5.500          09/01/2016         25,058
------------------------------------------------------------------------------------------------------------------------------------
   500,000  Anne Arundel County, MD Special Obligation (National Business Park-North)(1)    6.100          07/01/2040        475,907
------------------------------------------------------------------------------------------------------------------------------------
    25,000  Baltimore, MD Convention Center(1)                                              5.500          09/01/2014         25,092
------------------------------------------------------------------------------------------------------------------------------------
     5,000  Baltimore, MD GO                                                                5.000          10/15/2015          5,019
------------------------------------------------------------------------------------------------------------------------------------
 1,734,000  Baltimore, MD Special Obligation (North Locust Point)(1)                        5.500          09/01/2034      1,550,473
------------------------------------------------------------------------------------------------------------------------------------
 3,935,000  Brunswick, MD Special Obligation (Brunswick Crossing)(1)                        5.500          07/01/2036      2,874,990
------------------------------------------------------------------------------------------------------------------------------------
    20,000  Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)(1)                                   7.375          11/01/2014         20,068
------------------------------------------------------------------------------------------------------------------------------------
    10,000  Dawson-Adams, MD Devel. Corp. (Co-Op Hsg.)(1)                                   7.375          11/01/2019         10,034
------------------------------------------------------------------------------------------------------------------------------------
   125,000  Frederick County, MD Economic Devel. (YMCA of Frederick)(1)                     6.000          10/01/2023        108,939
------------------------------------------------------------------------------------------------------------------------------------
 2,000,000  Frederick County, MD Educational Facilities (Mount St. Mary's College)(1)       5.000          09/01/2030      1,718,780
------------------------------------------------------------------------------------------------------------------------------------
   200,000  Frederick County, MD Educational Facilities (Mount St. Mary's College)(1)       5.625          09/01/2038        178,490
------------------------------------------------------------------------------------------------------------------------------------
    15,000  Frederick County, MD Special Obligation (Lake Linganore)(1)                     5.700          07/01/2029         13,978
------------------------------------------------------------------------------------------------------------------------------------
    10,000  Frederick, MD (Carrollton Apartments)                                           5.650          09/01/2013         10,033
------------------------------------------------------------------------------------------------------------------------------------
 1,350,000  Howard County, MD Retirement Community (Vantage House Facility)(1)              5.250          04/01/2037        918,527
------------------------------------------------------------------------------------------------------------------------------------
   250,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        4.850          09/01/2047        231,540
------------------------------------------------------------------------------------------------------------------------------------
    15,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.050          07/01/2018         15,009
------------------------------------------------------------------------------------------------------------------------------------
    25,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.050          07/01/2028         24,944
------------------------------------------------------------------------------------------------------------------------------------
    10,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.100          07/01/2016         10,010
------------------------------------------------------------------------------------------------------------------------------------
    30,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.100          07/01/2023         30,010
------------------------------------------------------------------------------------------------------------------------------------
    50,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.100          07/01/2033         49,543
------------------------------------------------------------------------------------------------------------------------------------
    40,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.125          05/01/2022         40,346
------------------------------------------------------------------------------------------------------------------------------------
   125,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.150          03/01/2018        125,070
------------------------------------------------------------------------------------------------------------------------------------
    95,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.150          07/01/2028         94,995
------------------------------------------------------------------------------------------------------------------------------------
    35,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)           5.200          09/01/2022         35,017
------------------------------------------------------------------------------------------------------------------------------------
   175,000  MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)        5.200          07/01/2024        176,936
------------------------------------------------------------------------------------------------------------------------------------

1 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
    Amount                                                                                  Coupon           Maturity         Value
------------------------------------------------------------------------------------------------------------------------------------
$    25,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.200%         07/01/2031    $   24,998
------------------------------------------------------------------------------------------------------------------------------------
     50,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.350          07/01/2023        50,378
------------------------------------------------------------------------------------------------------------------------------------
     70,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.350          09/01/2032        70,004
------------------------------------------------------------------------------------------------------------------------------------
     75,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.350          07/01/2041        74,446
------------------------------------------------------------------------------------------------------------------------------------
    175,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.375          09/01/2024       175,068
------------------------------------------------------------------------------------------------------------------------------------
     10,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.400          07/01/2022        10,006
------------------------------------------------------------------------------------------------------------------------------------
  3,000,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)         5.450          07/01/2043     2,999,790
------------------------------------------------------------------------------------------------------------------------------------
     25,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.500          07/01/2022        25,228
------------------------------------------------------------------------------------------------------------------------------------
     25,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      5.550          07/01/2031        25,005
------------------------------------------------------------------------------------------------------------------------------------
     40,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)         5.875          07/01/2021        40,043
------------------------------------------------------------------------------------------------------------------------------------
     20,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)         5.950          07/01/2023        20,015
------------------------------------------------------------------------------------------------------------------------------------
     90,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)         6.000          07/01/2032        90,055
------------------------------------------------------------------------------------------------------------------------------------
    270,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      6.250          07/01/2031       270,211
------------------------------------------------------------------------------------------------------------------------------------
     30,000    MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)(1)      6.250          07/01/2032        30,023
------------------------------------------------------------------------------------------------------------------------------------
   250,000     MD Community Devel. Administration (Dept. of Hsg. & Community Devel.-
               Water Landing II Apts.)(1)                                                    5.875          08/01/2033       252,613
------------------------------------------------------------------------------------------------------------------------------------
    180,000    MD Community Devel. People's Resource Center (Auburn Manor Apartments)(1)     5.300          10/01/2028       180,025
------------------------------------------------------------------------------------------------------------------------------------
      5,000    MD EDC (Maryland Aviation Administration Facilities)(1)                       5.000          06/01/2027         5,013
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    MD EDC (Transition Facilities)(1)                                             5.750          06/01/2035       968,410
------------------------------------------------------------------------------------------------------------------------------------
     95,000    MD EDC Student Hsg. (Allegheny College Hsg.)(1)                               5.750          09/01/2020        83,876
------------------------------------------------------------------------------------------------------------------------------------
     15,000    MD EDC Student Hsg. (Allegheny College Hsg.)(1)                               6.000          09/01/2032        11,708
------------------------------------------------------------------------------------------------------------------------------------
    270,000    MD EDC Student Hsg. (Bowie State University)(1)                               5.375          06/01/2033       221,959
------------------------------------------------------------------------------------------------------------------------------------
    450,000    MD EDC Student Hsg. (Bowie State University)(1)                               6.000          06/01/2023       427,928
------------------------------------------------------------------------------------------------------------------------------------
  1,140,000    MD EDC Student Hsg. (Collegiate Hsg. Foundation)(1)                           6.000          06/01/2030     1,099,997
------------------------------------------------------------------------------------------------------------------------------------
     85,000    MD EDC Student Hsg. (Morgan State University)(1)                              6.000          07/01/2034        75,795
------------------------------------------------------------------------------------------------------------------------------------
     85,000    MD EDC Student Hsg. (University Village at Sheppard Pratt)(1)                 5.875          07/01/2021        79,771
------------------------------------------------------------------------------------------------------------------------------------
     40,000    MD EDC Student Hsg. (University Village at Sheppard Pratt)(1)                 6.000          07/01/2033        34,231
------------------------------------------------------------------------------------------------------------------------------------
     10,000    MD Energy Financing Administration (Cogeneration-AES Warrior Run)(1)          7.400          09/01/2019        10,001
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000    MD H&HEFA (Anne Arundel Medical Center)(1)                                    6.750          07/01/2039     1,106,620
------------------------------------------------------------------------------------------------------------------------------------
    500,000    MD H&HEFA (Charlestown Community)(1)                                          6.125          01/01/2030       521,385
------------------------------------------------------------------------------------------------------------------------------------

2 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

 Principal
  Amount                                                                                           Coupon     Maturity      Value
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   MD H&HEFA (Charlestown Community)(1)                                                 6.250%    01/01/2041  $ 1,020,810
------------------------------------------------------------------------------------------------------------------------------------
    500,000   MD H&HEFA (Charlestown Community)(1)                                                 6.250     01/01/2045      509,315
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000   MD H&HEFA (Doctors Community Hospital)(1)                                            5.750     07/01/2038    1,283,550
------------------------------------------------------------------------------------------------------------------------------------
  1,010,000   MD H&HEFA (Edenwald)(1)                                                              5.400     01/01/2031      861,399
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000   MD H&HEFA (Edenwald)(1)                                                              5.400     01/01/2037      819,090
------------------------------------------------------------------------------------------------------------------------------------
    500,000   MD H&HEFA (Greater Baltimore Medical Center)(1)                                      5.750     07/01/2034      510,675
------------------------------------------------------------------------------------------------------------------------------------
     25,000   MD H&HEFA (Johns Hopkins Hospital)(1)                                                5.500     07/01/2026       25,011
------------------------------------------------------------------------------------------------------------------------------------
     45,000   MD H&HEFA (Johns Hopkins Medicine)(1)                                                5.000     07/01/2033       43,656
------------------------------------------------------------------------------------------------------------------------------------
    385,000   MD H&HEFA (King Farm Presbyterian Community)(1)                                      5.000     01/01/2017      368,222
------------------------------------------------------------------------------------------------------------------------------------
  3,780,000   MD H&HEFA (King Farm Presbyterian Community)(1)                                      5.300     01/01/2037    2,611,715
------------------------------------------------------------------------------------------------------------------------------------
    400,000   MD H&HEFA (Lifebridge Health)(1)                                                     6.000     07/01/2041      410,280
------------------------------------------------------------------------------------------------------------------------------------
 10,000,000   MD H&HEFA (Medstar Health)(2)                                                        5.250     05/15/2046   10,090,900
------------------------------------------------------------------------------------------------------------------------------------
     30,000   MD H&HEFA (Medstar Health)(1)                                                        5.500     08/15/2033       30,134
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MD H&HEFA (Mercy Medical Center)(1)                                                  5.625     07/01/2031       48,341
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000   MD H&HEFA (Peninsula United Methodist Homes of Maryland)(1)                          5.750     10/01/2019    1,194,630
------------------------------------------------------------------------------------------------------------------------------------
     60,000   MD H&HEFA (Peninsula United Methodist Homes of Maryland)(1)                          5.750     10/01/2026       43,119
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MD H&HEFA (Roland Park Place)(1)                                                     5.500     07/01/2014       49,471
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MD H&HEFA (Roland Park Place)(1)                                                     5.625     07/01/2018       47,403
------------------------------------------------------------------------------------------------------------------------------------
    250,000   MD H&HEFA (Upper Chesapeake)(1)                                                      6.000     01/01/2038      259,520
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MD H&HEFA (Washington Christian Academy)(3)                                          5.250     07/01/2018       19,990
------------------------------------------------------------------------------------------------------------------------------------
    300,000   MD H&HEFA (Washington Christian Academy)(3)                                          5.500     07/01/2038      119,865
------------------------------------------------------------------------------------------------------------------------------------
     20,000   MD Industrial Devel. Financing Authority (Bon Secours Health System)(1)              5.500     08/15/2015       20,049
------------------------------------------------------------------------------------------------------------------------------------
     50,000   MD Industrial Devel. Financing Authority (Bon Secours Health System)(1)              5.500     08/15/2020       50,053
------------------------------------------------------------------------------------------------------------------------------------
     85,000   MD Transportation Authority (Baltimore/Washington International Airport)(1)          5.250     03/01/2027       85,825
------------------------------------------------------------------------------------------------------------------------------------
     50,000   Montgomery County, MD Hsg. Opportunities Commission (HP Landings Edge)               5.050     07/01/2028       50,013
------------------------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.)(1)            6.050     07/01/2026       10,010
------------------------------------------------------------------------------------------------------------------------------------
    100,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A(1)  5.500     07/01/2031      100,017
--- --------------------------------------------------------------------------------------------------------------------------------
    175,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series A(1)  5.600     07/01/2042      175,009
------------------------------------------------------------------------------------------------------------------------------------
     40,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B(1)  5.000     07/01/2023       40,155
------------------------------------------------------------------------------------------------------------------------------------
    185,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B(1)  5.200     07/01/2044      178,501
------------------------------------------------------------------------------------------------------------------------------------
    110,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B(1)  5.250     07/01/2029      109,999
------------------------------------------------------------------------------------------------------------------------------------
     10,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series B(1)  6.000     07/01/2020       10,015
------------------------------------------------------------------------------------------------------------------------------------
     55,000   Montgomery County, MD Hsg. Opportunities Commission (Multifamily Mtg.), Series C(1)  7.150     07/01/2023       55,092
------------------------------------------------------------------------------------------------------------------------------------

3 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

  Principal
   Amount                                                                                     Coupon      Maturity           Value
------------------------------------------------------------------------------------------------------------------------------------
$   200,000  Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.)        5.842%(4)   07/01/2033     $     55,722
------------------------------------------------------------------------------------------------------------------------------------
    200,000  Montgomery County, MD Hsg. Opportunities Commission (Single Family Mtg.),
             Series A                                                                        5.530(4)    07/01/2028           77,580
------------------------------------------------------------------------------------------------------------------------------------
    750,000  Montgomery County, MD Hsg. Opportunities Commission, Series A(1)                5.650       11/01/2033          752,970
------------------------------------------------------------------------------------------------------------------------------------
  3,500,000  Prince Georges County, MD Special District (Victoria Falls)(1)                  5.250       07/01/2035        2,964,395
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Salisbury, MD Special Obligation (Villages at Aydelotte Farm)(1)                5.250       01/01/2037          595,840
                                                                                                                        ------------
                                                                                                                          43,511,954
------------------------------------------------------------------------------------------------------------------------------------
U.S. Possessions-56.5%
    120,000  Guam GO(1)                                                                      5.125       11/15/2027          103,327
------------------------------------------------------------------------------------------------------------------------------------
    200,000  Guam GO(1)                                                                      5.250       11/15/2037          165,808
------------------------------------------------------------------------------------------------------------------------------------
    400,000  Guam GO(1)                                                                      6.750       11/15/2029          407,116
------------------------------------------------------------------------------------------------------------------------------------
  2,600,000  Guam GO(1)                                                                      7.000       11/15/2039        2,683,018
------------------------------------------------------------------------------------------------------------------------------------
  1,000,000  Guam Government Waterworks Authority & Wastewater System(1)                     5.625       07/01/2040          894,780
------------------------------------------------------------------------------------------------------------------------------------
    250,000  Guam Government Waterworks Authority & Wastewater System(1)                     5.875       07/01/2035          237,798
------------------------------------------------------------------------------------------------------------------------------------
     65,000  Guam Power Authority, Series A(1)                                               5.250       10/01/2023           61,075
------------------------------------------------------------------------------------------------------------------------------------
    800,000  Guam Power Authority, Series A(1)                                               5.500       10/01/2030          762,504
------------------------------------------------------------------------------------------------------------------------------------
    590,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)          5.250       06/01/2032          534,375
------------------------------------------------------------------------------------------------------------------------------------
  2,815,000  Guam Tobacco Settlement Economic Devel. & Commerce Authority (TASC)(1)          5.625       06/01/2047        2,369,188
------------------------------------------------------------------------------------------------------------------------------------
    860,000  Northern Mariana Islands Commonwealth, Series A(1)                              5.000       06/01/2017          786,169
------------------------------------------------------------------------------------------------------------------------------------
  1,915,000  Northern Mariana Islands Commonwealth, Series A(1)                              5.000       06/01/2030        1,460,475
------------------------------------------------------------------------------------------------------------------------------------
  1,700,000  Puerto Rico Aqueduct & Sewer Authority(1)                                       6.000       07/01/2044        1,703,842
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000  Puerto Rico Aqueduct & Sewer Authority(1)                                       6.125       07/01/2024        1,603,380
------------------------------------------------------------------------------------------------------------------------------------
    645,000  Puerto Rico Children's Trust Fund (TASC)(1)                                     5.375       05/15/2033          592,529
------------------------------------------------------------------------------------------------------------------------------------
    165,000  Puerto Rico Children's Trust Fund (TASC)(1)                                     5.500       05/15/2039          139,958
------------------------------------------------------------------------------------------------------------------------------------
  1,330,000  Puerto Rico Children's Trust Fund (TASC)(1)                                     5.625       05/15/2043        1,133,399
------------------------------------------------------------------------------------------------------------------------------------
 39,500,000  Puerto Rico Children's Trust Fund (TASC)                                        7.625(4)    05/15/2057          568,800
------------------------------------------------------------------------------------------------------------------------------------
    500,000  Puerto Rico Commonwealth GO(5)                                                  6.000       07/01/2029          520,545
------------------------------------------------------------------------------------------------------------------------------------
    750,000  Puerto Rico Commonwealth GO(1)                                                  6.500       07/01/2037          796,538
------------------------------------------------------------------------------------------------------------------------------------
    870,000  Puerto Rico Electric Power Authority, Series AAA(1)                             5.250       07/01/2028          864,197
------------------------------------------------------------------------------------------------------------------------------------
    300,000  Puerto Rico Electric Power Authority, Series AAA(1)                             5.250       07/01/2029          297,243
------------------------------------------------------------------------------------------------------------------------------------
    330,000  Puerto Rico Electric Power Authority, Series AAA(1)                             5.250       07/01/2031          323,595
------------------------------------------------------------------------------------------------------------------------------------
  1,500,000  Puerto Rico Highway & Transportation Authority(1)                               5.500       07/01/2030        1,517,685
------------------------------------------------------------------------------------------------------------------------------------
    110,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                    5.600       10/01/2014          107,127
------------------------------------------------------------------------------------------------------------------------------------
    430,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                    6.250       10/01/2024          409,683
------------------------------------------------------------------------------------------------------------------------------------
  1,165,000  Puerto Rico Infrastructure (Mepsi Campus)(1)                                    6.500       10/01/2037        1,052,845
------------------------------------------------------------------------------------------------------------------------------------
    150,000  Puerto Rico ITEMECF (Ana G. Mendez University)(1)                               5.000       03/01/2036          123,468
------------------------------------------------------------------------------------------------------------------------------------
    440,000  Puerto Rico Port Authority (American Airlines), Series A                        6.250       06/01/2026          358,411
------------------------------------------------------------------------------------------------------------------------------------
    550,000  Puerto Rico Public Buildings Authority(1)                                       6.250       07/01/2031          596,162
------------------------------------------------------------------------------------------------------------------------------------

4 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

   Principal
    Amount                                                                            Coupon            Maturity           Value
------------------------------------------------------------------------------------------------------------------------------------
$    500,000   Puerto Rico Public Buildings Authority(1)                                6.500%         07/01/2030     $      539,395
------------------------------------------------------------------------------------------------------------------------------------
   2,350,000   Puerto Rico Public Buildings Authority                                   6.750          07/01/2036          2,538,893
------------------------------------------------------------------------------------------------------------------------------------
     500,000   Puerto Rico Public Buildings Authority(1)                                7.000          07/01/2021            552,475
------------------------------------------------------------------------------------------------------------------------------------
     750,000   Puerto Rico Public Buildings Authority(1)                                7.000          07/01/2025            812,355
------------------------------------------------------------------------------------------------------------------------------------
  10,000,000   Puerto Rico Sales Tax Financing Corp., Series A                          6.130(4)       08/01/2043          1,230,700
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   Puerto Rico Sales Tax Financing Corp., Series C(1)                       0.000(6)       08/01/2032            814,870
------------------------------------------------------------------------------------------------------------------------------------
   8,000,000   Puerto Rico Sales Tax Financing Corp., Series C(2)                       5.750          08/01/2057          8,275,840
------------------------------------------------------------------------------------------------------------------------------------
     200,000   University of Puerto Rico, Series Q(1)                                   5.000          06/01/2030            181,970
------------------------------------------------------------------------------------------------------------------------------------
     100,000   University of V.I., Series A(1)                                          6.000          12/01/2024            101,382
------------------------------------------------------------------------------------------------------------------------------------
     100,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)(1)       5.000          10/01/2023            100,185
------------------------------------------------------------------------------------------------------------------------------------
   2,500,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                      4.700          07/01/2022          2,090,850
------------------------------------------------------------------------------------------------------------------------------------
     600,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                      5.875          07/01/2022            559,026
------------------------------------------------------------------------------------------------------------------------------------
     150,000   V.I. Public Finance Authority (Hovensa Refinery)(1)                      6.125          07/01/2022            142,634
------------------------------------------------------------------------------------------------------------------------------------
     440,000   V.I. Tobacco Settlement Financing Corp. (TASC)(1)                        5.000          05/15/2031            377,868
------------------------------------------------------------------------------------------------------------------------------------
   1,000,000   V.I. Water & Power Authority, Series A(1)                                5.000          07/01/2031            934,050
                                                                                                                      --------------
                                                                                                                          42,427,533
------------------------------------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $88,389,390)-114.4%                                                                     85,939,487
------------------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets-(14.4)                                                                            (10,786,250)
                                                                                                                      --------------
Net Assets-100.0%                                                                                                     $   75,153,237
                                                                                                                      ==============

Footnotes to Statement of Investments

----------
1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently transferred to a trust. See accompanying Notes.

3. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. When-issued security or delayed delivery to be delivered and settled after June 30, 2011. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

5 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of June 30, 2011 based on valuation input level:

                                                                            LEVEL 3-
                                           LEVEL 1-           LEVEL 2-   SIGNIFICANT
                                         UNADJUSTED  OTHER SIGNIFICANT  UNOBSERVABLE
                                      QUOTED PRICES  OBSERVABLE INPUTS        INPUTS           VALUE
----------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Municipal Bonds and Notes
    Maryland                          $           -  $      43,511,954  $          -  $   43,511,954
    U.S. Possessions                              -         42,427,533             -      42,427,533
                                      --------------------------------------------------------------
Total Assets                          $           -  $      85,939,487  $          -  $   85,939,487
                                      --------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

EDC      Economic Devel. Corp.
GO       General Obligation
H&HEFA   Hospitals and Higher Education Facilities Authority
HP       Healthpartners
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC     Tobacco Settlement Asset-Backed Bonds
ROLs     Residual Option Longs
V.I.     United States Virgin Islands
YMCA     Young Men's Christian Assoc.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

6 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis as follows:

7 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

                      WHEN-ISSUED OR
                      DELAYED DELIVERY
                      BASIS TRANSACTIONS
Purchased securities  $          520,190

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund's exposure to the effects of leverage from its investments in inverse floaters amount to $11,000,000 as of June 30, 2011.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At June 30, 2011, municipal bond holdings with a value of $18,366,740 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $11,000,000 in short-term floating rate notes issued and outstanding at that date.

The Fund's investments in inverse floaters involve certain risks. The market value of an inverse floating rate security can be more volatile than that of a conventional fixed-rate bond having similar credit quality, maturity and redemption provisions. Typically, an inverse floating rate security tends to underperform fixed rate bonds when long-term interest rates are rising but tends to outperform fixed rate bonds when long-term interest rates are stable or falling. An inverse floating rate security entails a degree of leverage because the trust issues short-term securities in a ratio to the inverse floating rate security with the underlying long-term bond providing collateral for the obligation to pay the principal value of the short-term securities if and when they are tendered. If the Fund has created the inverse floater by depositing a long-term bond into a trust, it may be required to provide additional collateral for the short-term securities if the value of the underlying bond deposited in the trust falls.

At June 30, 2011, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                     COUPON   MATURITY
       AMOUNT  INVERSE FLOATER1   RATE 2       DATE          VALUE
------------------------------------------------------------------
$   5,000,000  MD H&HEFA ROLs(3)  10.026%   5/15/46  $   5,090,900
    2,000,000  MD H&HEFA ROLs(3)  21.179     8/1/57      2,275,840
                                                     -------------
                                                     $   7,366,740
                                                     =============

----------
1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.
2. Represents the current interest rate for a variable rate bond known as an "inverse floater."
3. Security is subject to a shortfall and forbearance agreement.

8 | Oppenheimer Rochester Maryland Municipal Fund

OPPENHEIMER ROCHESTER MARYLAND MUNICIPAL FUND
STATEMENT OF INVESTMENTS June 30, 2011 (Unaudited)

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the short-term floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of June 30, 2011, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at $11,000,000.

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of June 30, 2011 is as follows:

Cost                               $  350,000
Market Value                       $  139,855
Market Value as a % of Net Assets       0.19%

CONCENTRATION RISK. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2011 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities    $     77,400,826(1)
                                  ================
Gross unrealized appreciation     $      1,993,093
Gross unrealized depreciation          (4,443,245)
                                  ----------------
Net unrealized depreciation       $    (2,450,152)
                                  ================

----------
1. The Federal tax cost of securities does not include cost of $10,988,813, which has otherwise been recognized for financial reporting purposes, related to bonds placed into trusts in conjunction with certain investment transactions. See the Inverse Floating Rate Securities note.

9 | Oppenheimer Rochester Maryland Municipal Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2011, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Maryland Municipal Fund

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 08/10/2011

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/10/2011